Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 29,550	$ 29,550
UNITED STATES | U.S. Federal Government
Total	$ 29,550	$ 29,550